Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage expenses.
Commissions	$ 10,794	$ 8,310	$ 11,108
(Gain)/loss from bunkers	(5,955)	3,708	1,537
Port expenses and other	731	1,507	897
Total	$ 5,570	$ 13,525	$ 13,542